ACQUISITION OF COLUMBIA - Schedule of Fair Value of Debt Acquired (Details) CAD in Millions	Dec. 31, 2016	Jul. 01, 2016 USD ($)	Jul. 01, 2016 CAD
Senior Unsecured Notes, 2.45% Interest Rate | Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 500,000,000
Senior Unsecured Notes, 3.30% Interest Rate | Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, face amount		750,000,000
Senior Unsecured Notes, 4.50% Interest Rate | Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, face amount		1,000,000,000
Senior Unsecured Notes, 5.80% Interest Rate | Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, face amount		500,000,000
Columbian Pipeline
Debt Instrument [Line Items]
Fair Value		2,981,000,000	CAD 3,878
Columbian Pipeline | Senior Unsecured Notes
Debt Instrument [Line Items]
Fair Value		2,981,000,000
Columbian Pipeline | Senior Unsecured Notes, 2.45% Interest Rate | Senior Unsecured Notes
Debt Instrument [Line Items]
Fair Value		506,000,000
Interest Rate	2.45%
Columbian Pipeline | Senior Unsecured Notes, 3.30% Interest Rate | Senior Unsecured Notes
Debt Instrument [Line Items]
Fair Value		779,000,000
Interest Rate	3.30%
Columbian Pipeline | Senior Unsecured Notes, 4.50% Interest Rate | Senior Unsecured Notes
Debt Instrument [Line Items]
Fair Value		1,092,000,000
Interest Rate	4.50%
Columbian Pipeline | Senior Unsecured Notes, 5.80% Interest Rate | Senior Unsecured Notes
Debt Instrument [Line Items]
Fair Value		$ 604,000,000
Interest Rate	5.80%